Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Carrying Amount of Net Assets Classified as Held for Sale
The following table presents the major classes of assets and liabilities of discontinued operations for PGSC and RRC as of December 31, 2023 and 2022:

(in thousands)	December 31, 2023	December 31, 2022
Accounts receivable – net	$20,703	$17,320
Other current assets	987	1,812
Total current assets	21,690	19,132
Goodwill	736	736
Other noncurrent assets	2,049	1,574
Total noncurrent assets	2,785	2,310
Total assets of discontinued operations	$24,475	$21,442

Accounts payable	4,209	2,311
Accrued salaries and benefits	5,013	4,580
Accrued expenses	6,910	4,284
Other current liabilities	246	—
Total current liabilities	16,378	11,175
Noncurrent liabilities	1,710	1,777
Total liabilities of discontinued operations	$18,088	$12,952

The following table presents the major categories of income from discontinued operations:

	Year Ended December 31,
(in thousands)	2023	2022	2021
Contract revenue	$139,109	$93,448	$72,525
Contract cost of sales	(126,745)	(82,372)	(62,570)
Operating income from discontinued operations	12,364	11,076	9,955
General and administrative expense	(353)	(49)	(36)
Other expense, net	(4)	(156)	(233)
Income from discontinued operations before provision for income taxes	12,007	10,871	9,686
Provision for income taxes	(140)	(118)	(85)
Net income from discontinued operations	$11,867	$10,753	$9,601

The following table presents selected non-cash operating and investing activities related to cash flows from discontinued operations:

	Year Ended December 31,
(in thousands)	2023	2022	2021
Depreciation and amortization	$467	$452	$380
Capital expenditures	499	226	711
Stock-based compensation	136	165	340